INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 - INVENTORIES

Inventories consist of the following:

	As of December 31,
	2020	2019
Raw materials	$60,855	$90,605
Work in process	133,144	91,537
Finished goods	5,127	10,114
	$199,126	$192,256

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $1,946 and $649 as of December 31, 2020 and 2019, respectively.